Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Goods for sale	$ 2,017,985	$ 4,231,407
Goods in transit	583,342	45,331
Inventories	$ 2,601,327	$ 4,276,738